SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
SEGMENT REPORTING
Revenues	$ 146,937	$ 492,197
Long-lived assets	32,104		$ 31,355
Hong Kong
SEGMENT REPORTING
Revenues		29,373
Long-lived assets	764		1,365
USA
SEGMENT REPORTING
Revenues	26,884	12,195
Long-lived assets	31,134		29,317
Kazakhstan
SEGMENT REPORTING
Revenues		6,014
Long-lived assets			373
Europe
SEGMENT REPORTING
Revenues		8
Blockchain
SEGMENT REPORTING
Revenues	15,654	485,556
British Virgin Islands
SEGMENT REPORTING
Revenues	80,935
Cayman Islands
SEGMENT REPORTING
Revenues	40,851
Mainland China
SEGMENT REPORTING
Long-lived assets	206		$ 300
Inter-segment
SEGMENT REPORTING
Revenues	$ (17,387)	$ (40,949)